Consolidated Statements of Changes in Temporary Equity and Stockholders' Equity (Deficit) - USD ($) shares in Thousands, $ in Thousands	Total	Adjusted Balance	Common Stock	Common Stock Adjustment	Common Stock Adjusted Balance	Additional Paid-in Capital	Additional Paid-in Capital Adjusted Balance	Accumulated Deficit	Treasury Stock	Series A Convertible Preferred Stock	Series A Convertible Preferred Stock Adjustment	Series A Convertible Preferred Stock Adjusted Balance	Series A-1 Convertible Preferred Stock	Series A-1 Convertible Preferred Stock Adjustment	Series A-1 Convertible Preferred Stock Adjusted Balance	Series A-2 Convertible Preferred Stock	Series A-2 Convertible Preferred Stock Adjustment	Series A-2 Convertible Preferred Stock Adjusted Balance	Series B Convertible Preferred Stock	Series B Convertible Preferred Stock Adjustment	Series B Convertible Preferred Stock Adjusted Balance	Series C Convertible Preferred Stock	Series C Convertible Preferred Stock Adjustment	Series C Convertible Preferred Stock Adjusted Balance
Beginning balance at Dec. 31, 2018	$ (60,339)	$ (60,339)	$ 0		$ 0	$ 3,107	$ 3,107	$ (63,446)	$ 0
Beginning balance, shares at Dec. 31, 2018			8,242	53,841	62,083				0
Temporary Equity, Balance at Dec. 31, 2018	79,699	$ 79,699								$ 14,921		$ 14,921	$ 7,470		$ 7,470	$ 7,463		$ 7,463	$ 49,845		$ 49,845	$ 0		$ 0
Temporary Equity, Balance, shares at Dec. 31, 2018										2,775	18,132	20,907	1,448	9,457	10,905	1,105	7,217	8,322	7,751	50,639	58,390	0	0
Issuance of series C stock net of offering costs	$ 74,601																					$ 74,601
Issuance of series C stock net of offering costs, shares																						28,358
Issuance of common stock upon exercise of stock options, shares	576
Issuance of common stock upon early exercise of stock options	$ 170		$ 0			170
Issuance of common stock upon early exercise of stock options, shares			576
Conversion of preferred stock to common stock	0								$ 0
Repurchased shares, value	10,650		$ 0						$ (10,650)
Repurchased shares, shares			(4,794)						4,794
Stock-based compensation expense	1,268					1,268
Net income (loss)	(51,952)							(51,952)
Ending balance at Dec. 31, 2019	(121,503)					4,545		(115,398)	$ (10,650)
Ending balance, shares at Dec. 31, 2019			57,865						4,794
Temporary Equity, Balance at Dec. 31, 2019	154,300									$ 14,921			$ 7,470			$ 7,463			$ 49,845			$ 74,601
Temporary Equity, Balance, shares at Dec. 31, 2019										20,907			10,905			8,322			58,390			28,358
Issuance of series C stock net of offering costs	29,823																					$ 29,823
Issuance of series C stock net of offering costs, shares																						11,627
Conversion of preferred stock to common stock	0								$ 0
Stock-based compensation expense	1,363					1,363
Net income (loss)	(23,118)							(23,118)
Ending balance at Dec. 31, 2020	(143,258)		$ 0			5,908		(138,516)	$ (10,650)
Ending balance, shares at Dec. 31, 2020			57,865						4,794
Temporary Equity, Balance at Dec. 31, 2020	184,123									$ 14,921			$ 7,470			$ 7,463			$ 49,845			$ 104,424
Temporary Equity, Balance, shares at Dec. 31, 2020										20,907			10,905			8,322			58,390			39,985
Issuance of common stock upon exercise of stock options	$ 647					647
Issuance of common stock upon exercise of stock options, shares	2,490		2,279
Issuance of common stock upon early exercise of stock options, shares			211
Vesting of early exercised stock options	$ 171					171
Conversion of preferred stock to common stock	(184,123)									$ (14,921)			$ (7,470)			$ (7,463)			$ (49,845)			$ (104,424)
Conversion of preferred stock to common stock, Shares										(20,907)			(10,905)			(8,322)			(58,390)			(39,985)
Conversion of preferred stock to common stock	184,123		$ 14			184,109			$ 10,650
Conversion of preferred stock to common stock, shares			138,612
Issuance of Class A common stock and Class B common stock in connection with Business Combination	206,347		$ 10			195,687			$ 10,650
Issuance of Class A common stock and Class B common stock in connection with Business Combination, shares			40,073						(4,794)
Repurchased shares, value	0								$ 0
Repurchased shares, shares			(70)						0
Stock-based compensation expense	3,079					3,079
Net income (loss)	6,460							6,460
Ending balance at Dec. 31, 2021	257,569		$ 24			$ 389,601		$ (132,056)	$ 0
Ending balance, shares at Dec. 31, 2021			238,970						0
Temporary Equity, Balance at Dec. 31, 2021	$ 0									$ 0			$ 0			$ 0			$ 0			$ 0
Temporary Equity, Balance, shares at Dec. 31, 2021										0			0			0			0			0